Intangible assets, net (Schedule of Estimated Future Amortization Expense of Intangible Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
For the year ended December 31, 2017
2019	¥ 220,290
2020	175,631
2021	173,257
2022	173,257
2023	173,257
Thereafter	184,253
Total	1,099,945
Amortization expense	¥ 222,500	¥ 224,400	¥ 231,100